MINERAL PROPERTIES AND RELATED CONSTRUCTION - Initial acquisition (Details) - Camino Rojo	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Smelter Royalty Return	2.00%
Special mining duty of taxable mining profits		7.50%
Extraordinary mining duty of revenues from precious metals		0.50%
Sulphide operations | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Potential ownership interest in joint project		70.00%
Sulphide operations | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Potential ownership interest in joint project		60.00%